John Mahon	Writer’s E-mail Address
202.729.7477	John.Mahon@srz.com

August 2, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	IDR Core Property Index Fund Ltd

Registration Statement on Form N-2

Ladies and Gentleman:

On behalf of IDR Core Property Index Fund Ltd (the “Company”), we are transmitting for filing with the Securities and Exchange Commission the Company’s Notification of Registration on Form N-8A pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), as well as a related Registration Statement on Form N-2 (the “Registration Statement”).

The Registration Statement presently omits certain agreements and other documents that are required by Form N-2 to be contained in the Registration Statement. These materials will be included in a pre-effective amendment to the Registration Statement that the Company intends to file in the near future.

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If you have any questions or additional comments concerning the foregoing, please contact the undersigned at (202) 729-7477.

Sincerely,

/s/ John J. Mahon

John J. Mahon

cc:	Gary A. Zdolshek, Chief Executive Officer and President / IDR Core Property Index Fund Ltd